Prepaid Expenses, Deposits and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid rental		91,787	93,975
Rental deposits		695	461
Prepayments for purchases of merchandise		14,486	2,532
Advances to employees		2,021	2,528
Deferred tax charge on unrealized profits on inter-company sales		11,437	7,200
Store consumables and supplies		9,929	9,724
Accrued interest income		10,905	1,381
Other prepaid expenses and deposits		5,992	5,030
Prepaid expenses, deposits and other current assets	$ 23,634	147,252	122,831